Remuneration of the Company's key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total	€ 566	€ 521	€ 343
Management Board
Disclosure of transactions between related parties [line items]
Short-term benefits	3,840	3,166
Share-based payments	7,287	18,483
Total	11,127	21,649
Supervisory Board
Disclosure of transactions between related parties [line items]
Short-term benefits	557	521
Total	€ 557	€ 521